Financial instruments - Disclosure of detailed information about nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 108,327	$ 105,775	$ 55,270
Receivables	71	104
Accounts payable and accrued liabilities	(87,053)	(55,064)
Lease liabilities	(37,075)	(38,872)	$ (203)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	(700)	(100)
Foreign currency risk [Member] | C$ [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	715	220
Receivables	30	53
Value added tax receivables	0	0
Accounts payable and accrued liabilities	(1,938)	(1,901)
Long-term incentive plan liabilities	(19,280)	(10,640)
Lease liabilities	(592)	(117)
Net exposure to foreign currency	(21,065)	(12,385)
Foreign currency risk [Member] | GHS [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	41,910	118,772
Receivables	513	941
Value added tax receivables	113,557	122,325
Accounts payable and accrued liabilities	(56,575)	(121,094)
Long-term incentive plan liabilities	0	0
Lease liabilities	0	0
Net exposure to foreign currency	99,405	120,944
Foreign currency risk [Member] | USD Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,511	8,232
Receivables	70	101
Value added tax receivables	10,808	8,328
Accounts payable and accrued liabilities	(6,799)	(9,529)
Long-term incentive plan liabilities	(14,066)	(7,405)
Lease liabilities	(432)	(83)
Net exposure to foreign currency	$ (5,908)	$ (356)